CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Interest expense	¥ 193,199	$ 26,468	¥ 165,669	¥ 120,357
Interest income (including interest income from related party amounting to RMB6,961, RMB6,813 and RMB7,359 (US$1,008) for the years ended December 31, 2022, 2023 and 2024, respectively)	13,982	1,916	10,832	10,021
Foreign currency translation, net of tax	0		0	0
Related party
Interest expense	18,988	2,601	14,308	16,790
Interest income (including interest income from related party amounting to RMB6,961, RMB6,813 and RMB7,359 (US$1,008) for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 7,359	$ 1,008	¥ 6,813	¥ 6,961